Debt (Details) - USD ($) shares in Millions				9 Months Ended	12 Months Ended
	Nov. 12, 2024	Apr. 29, 2024	Feb. 01, 2024	Sep. 30, 2024	Dec. 31, 2023	Mar. 01, 2025	Apr. 01, 2024	Mar. 31, 2024
Debt [Line Items]
Convertible Notes				$ 527,500				$ 527,500
Convertible notes outstanding				527,500
Outstanding balance				1,283,335
Short-term notes payable outstanding				1,953,335	$ 0
Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Outstanding balance				$ 670,000
Excuted amount of promissory note		$ 670,000
Promissory Note [Member]
Debt [Line Items]
Interest rate			24.00%
Promissory Note [Member] | EF Hutton [Member]
Debt [Line Items]
Promissory note principal			$ 2,200,000
Promissory Note [Member] | Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Interest rate per annum		7.00%
Maturity date		Nov. 01, 2024
Loeb and Loeb [Member]
Debt [Line Items]
Interest rate			23.50%
Principal amount of note payable			$ 127,000
Convertible Notes [Member]
Debt [Line Items]
Convertible shares (in Shares)				3.3
Subsequent Event [Member]
Debt [Line Items]
Company executed promissory note							$ 183,333
Subsequent Event [Member] | Promissory Note [Member]
Debt [Line Items]
Promissory note principal	$ 694,061
Excuted amount of promissory note	$ 40,000
Maturity date	May 31, 2025
Unpaid interest expense	$ 24,061
Increase in interest rate	10.00%
Payment made at signing	$ 40,000
Monthly payments	$25,000
Subsequent Event [Member] | Promissory Note [Member] | Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Promissory note principal	$ 694,061
Forecast [Member] | Promissory Note [Member]
Debt [Line Items]
Principal amount of note payable						$ 183,333
Company executed promissory note			$ 540,000